PGIM US Real Estate Fund N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 12
Entity Central Index Key	0001051562
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	May 29, 2026